Commitments and Contingencies (Details) - USD ($)									1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 21, 2024	Jun. 20, 2024	May 15, 2024	Aug. 30, 2023	Aug. 10, 2023	Aug. 10, 2023	Mar. 29, 2023	Mar. 28, 2023	Aug. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Aug. 21, 2024	Jul. 31, 2024	Jun. 06, 2024	Apr. 01, 2024	Feb. 01, 2024	Dec. 01, 2023	Mar. 06, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Underwriter waived								$ 5,400,000
Deferred underwriter commissions payable								8,400,000
Forgiveness of underwriting fee payable								273,110
Remainder underwriter fee								3,000,000
Deferred underwriting fee payable											$ 6,600,000	$ 6,600,000								$ 12,000,000
Deferred underwriting discount		$ 6,600,000								$ 1,000,000
Reimbursement of expenses					$ 300,000	$ 300,000
Net proceeds					300,000
Other commitment					$ 3,000,000	$ 3,000,000										$ 150,000	$ 100,000	$ 50,000
Earout shares (in Shares)	2,200,000
Sponsor fund fees											375,000	600,000
Sponsor loaned											$ 375,000	$ 600,000
Outstanding Capital (in Shares)											10	10
Reasonable attorney’s fees									$ 5,000		$ 5,000
Avila payment, description											1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.	1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
issuance share (in Shares)												1
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
(in Dollars per share)												$ 0.5
Deferred underwriting commissions												$ 2,500,000
Deferred underwriting commission aggregate value												14,500,000
Deferred underwriting fee payable												$ 12,000,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Stock of per share (in Dollars per share)	$ 1
Business Combination Agreements [Member]
Commitments and Contingencies [Line Items]
Business combination amount	$ 1,000,000
Odeon Capital Group, LLC [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting discount										3,600,000
Alpha Modus [Member]
Commitments and Contingencies [Line Items]
Common stock outstanding	6,145,000
Alpha Modus [Member] | Business Combination Agreements [Member]
Commitments and Contingencies [Line Items]
Business combination amount	$ 1,000,000
Janbella [Member]
Commitments and Contingencies [Line Items]
Common stock issued (in Shares)	1,392,308
Cantor Fitzgerald & Co. [Member]
Commitments and Contingencies [Line Items]
Common stock issued (in Shares)	210,000
Odeon Group, LLC [Member]
Commitments and Contingencies [Line Items]
Common stock issued (in Shares)	90,000
Michael Singer [Member]
Commitments and Contingencies [Line Items]
Common stock issued (in Shares)	125,000
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
(in Dollars per share)											$ 0.5
Underwriters for deferred underwriting commissions											$ 12,000,000
Deferred underwriting commissions											2,500,000
Deferred underwriting commission aggregate value											$ 14,500,000
Cantor Fee Modification Agreement [Member] | Agreement [Member]
Commitments and Contingencies [Line Items]
Business combination shares (in Shares)		300,000
Subscription Agreement [Member]
Commitments and Contingencies [Line Items]
Reduced amount			$ 1,000,000
Class A Redeemable Shares [Member]
Commitments and Contingencies [Line Items]
Underwriter fee allocated								$ 5,126,890
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Earout shares (in Shares)	2,200,000
Common stock issued (in Shares)											5,619,080	6,100,945
Sponsor share par value (in Dollars per share)											$ 0.0001	$ 0.0001							$ 0.0001	$ 0.0001
Sponsor value											$ 510	$ 510
Class A Common Stock [Member] | Polar [Meber]
Commitments and Contingencies [Line Items]
Common stock issued (in Shares)											1
Series C Redeemable Convertible Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Redeemable convertible preferred stock outstanding shares (in Shares)	7,500,000
Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock issued (in Shares)											900,000	900,000								6,000,000
Sponsor share par value (in Dollars per share)											$ 0.0001	$ 0.0001							$ 0.0001	$ 0.0001
Sponsor value											$ 90	$ 90								$ 600
IPO [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting discount										$ 2,600,000
Stock of per share (in Dollars per share)													$ 0.02	$ 0.02	$ 0.02
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount, per unit (in Dollars per share)												$ 0.2
Underwriter cash discount												$ 4,800,000
IPO [Member] | Forward Share Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Share Purchase Agreement (in Shares)							2,376,000
Forward Share Purchase Agreement (in Shares)							2,500,000
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount, per unit (in Dollars per share)											$ 0.2
Underwriting discount											$ 4,800,000
IPO [Member] | Forward Share Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Share Purchase Agreement (in Shares)							2,376,000
Forward Share Purchase Agreement (in Shares)							2,500,000
IPO [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Share Purchase Agreement (in Shares)							2,376,000					2,376,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Over-allotment per unit (in Dollars per share)												$ 0.7
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Over-allotment option was fully exercised (in Dollars per share)											$ 0.7
Sponsor [Member]
Commitments and Contingencies [Line Items]
Sponsor fees				$ 1,000,000					$ 1,000,000
Sponsor loaned												$ 325,000
Reduced amount			$ 975,000
Sponsor [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Sponsor share par value (in Dollars per share)											$ 0.1	$ 0.1
Sponsor [Member] | Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Sponsor value											$ 1	$ 1